Document and Entity Information - USD ($)	12 Months Ended
	Oct. 29, 2017	Dec. 01, 2017	Apr. 30, 2017
Entity Registrant Name	HORMEL FOODS CORP /DE/
Entity Central Index Key	0000048465
Document Type	10-K
Document Period End Date	Oct. 29, 2017
Amendment Flag	false
Current Fiscal Year End Date	--10-29
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 9,415,266,160
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Common Stock
Entity Common Stock, Shares Outstanding		529,585,006
Common stock, nonvoting
Entity Common Stock, Shares Outstanding		0